CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	1 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Sagebrush Gold Ltd.	$ (8,005,790)	$ (1,450,465)	$ (93,170,078)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation	93,103	4,799	93,103
Amortization of promotional advances	0	28,632	0
Amortization of debt discounts and deferred financing cost	1,546,625	0	2,830,420
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services	116,669	0	280,000
Contributed officer services	0	90,000	0
Derivative expense	0	0	5,198,206
Change in fair value of derivative liability	(1,687,605)	0	(1,687,605)
Impairment of goodwill	0	0	72,397,654
Gain from disposal of discontinued operations	(1,055,546)	0	(1,054,546)
Non-controlling interest	170,972	0	(1,376)
Common stock issued for services	0	252,000	0
Settlement expense	4,761,500	0	4,761,500
Stock-based compensation	1,554,108	186,667	1,954,482
Changes in operating assets and liabilities:
Restricted cash - current portion	(2,801,884)	(560,000)	(3,562,701)
Other receivables	0	0	(29,258)
Prepaid expenses - current portion	1,230,704	0	802,523
Deferred financing cost	(25,000)	0	(25,000)
Assets of discontinued operations - current portion	76,750	(806,060)	226,307
Prepaid expenses - long-term portion	1,662	0	1,662
Restricted cash - long-term portion	500,000	(500,000)	500,000
Deposits	0	0	(1,000)
Assets of discontinued operations - long term portion	32,047	(44,469)	85,300
Accounts payable and accrued expenses	106,476	64,375	270,308
Accrued interest - parent company	25,000	0	25,000
Liabilities of discontinued operation	(21,688)	41,542	1,185,093
NET CASH USED IN OPERATING ACTIVITIES	(3,381,898)	(2,692,979)	(8,920,006)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances on note and loan receivable	0	(25,000)	0
Investment in marketable securities available for sale	0	0	(100,000)
Increase in reclamation bond deposits	(1,715,629)	0	(1,715,629)
Cash used in acquisition of Gold Acquisition	0	0	(12,000,000)
Cash acquired from acquisition of Arttor Gold	0	0	2,000,100
Cash acquired in connection with the asset purchase agreement entered into with parent company	0	0	11,164,514
Purchase of property and equipment	(6,176)	(36,877)	(10,148)
NET CASH USED IN INVESTING ACTIVITIES	(1,721,805)	(61,877)	(661,163)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock to founders	0	1,205	0
Proceeds from sale of common stock, net of issuance cost	1,678,000	3,690,349	1,924,000
Proceeds from sale of preferred stock	3,284,396	0	3,284,396
Proceeds from loan payable	0	160,000	0
Proceeds from note payable - related party	0	468,500	2,250,000
Proceeds from note payable	0	0	2,250,000
Proceeds from note payable - parent company	0	0	2,000,000
Proceeds from convertible promissory note - related party	0	0	100,000
Proceeds from convertible promissory notes	1,715,604	0	2,365,604
Collection on subscription receivable	0	0	30
Payments on related party advances	0	(178,866)	0
Payments on note payable	(1,116,500)	(100,000)	(3,326,500)
Advances to parent company	64,745	0	(331,335)
Proceeds from related party advances	0	163,364	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,626,245	4,204,552	10,516,195
EFFECT OF EXCHANGE RATE ON CASH	671	0	(978)
NET INCREASE IN CASH AND CASH EQUIVALENTS	523,214	1,449,696	934,048
CASH AND CASH EQUIVALENTS- beginning of period	920,384	0	509,550
CASH AND CASH EQUIVALENTS- end of period	1,443,598	1,449,696	1,443,598
Cash paid for:
Interest	0	0	4,771
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of loans payable	0	360,000	0
Issuance of a note payable in connection with the acquisition of business	0	0	8,000,000
Carrying value of assumed assets, liabilities and certain promotion rights agreement contributed from Golden Empire, LLC	0	(30,551)	0
Common stock issued for prepaid services	0	0	280,000
Beneficial conversion feature and debt discount in connection with the issuance of convertible promissory notes	1,715,604	0	2,465,604
Debt discount in connection with the issuance of the credit facility agreement and notes payable	0	0	1,800,000
Preferred stock deemed dividend	3,284,396	0	3,284,396
Deferred financing cost in connection with the issuance of the credit facility agreement and notes payable	0	0	900,000
Assumption of liabilities of Arttor Gold upon acquisition	0	0	21,750
Purchase of other receivable of Arttor Gold upon acquisition	0	0	30
Purchase of reclamation bond deposit of Gold Acquisition upon acquisition	0	0	2,842,000
Purchase of property and equipment of Gold Acquisition upon acquisition	0	0	9,508,003
Purchase of mining rights of Gold Acquisition upon acquisition	0	0	2,000
Value of Goodwill upon acquisition of Gold Acquisition	0	0	7,647,997
Common stock issued in connection with the asset purchase agreement entered into with parent company	0	0	84,465,688
Portion of replacement award that is part of consideration transferred in connection with the asset purchase agreement entered into with parent company	0	0	789,641
Purchase of prepaid expenses and deposits of parent company	0	0	1,946,909
Purchase of property and equipment of parent company	0	0	39,912
Assumption of liabilities of parent company	0	0	293,659
Value of Goodwill in connection with the asset purchase agreement entered into with parent company	$ 0	$ 0	$ 72,394,654